Acquisition (Details) - Schedule of Allocation of the Purchase Price as of the Acquisition - Series of Individually Immaterial Business Acquisitions [Member]	6 Months Ended
Mar. 31, 2023 USD ($)
Acquisition (Details) - Schedule of Allocation of the Purchase Price as of the Acquisition [Line Items]
Cash and cash equivalents	$ 141,891
Accounts receivable	76,372
Notes receivable	44,183
Advance to suppliers	154,230
Prepaid expenses and other current assets, net	1,726
Inventories, net	434,110
Fixed assets	48,754
Intangible assets - patents	2,529,954
Intangible assets – software copyright	659,988
Total assets (a)	4,091,208
Advances from customers	22,647
Accounts payable	30,361
Accrued expenses and other payables	164,012
Total liabilities (b)	217,020
Total net identifiable asset acquired (c=a-b)	3,874,188
Non-controlling interest on Changzhou Higgs (d)	273,698
Total consideration (e)	8,690,046
Goodwill (e+d-c)	$ 5,089,556